INCOME TAXES - Disclosure of detailed information non capital tax losses available for carryforward expiry by jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mexico tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2026-2035
Unrecognized tax loss carry forward	$ 160.1	$ 178.9
Canada tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2035-2044
Unrecognized tax loss carry forward	$ 15.9	13.5
Chile tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	No expiration
Unrecognized tax loss carry forward	$ 23.5	21.2
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax loss carry forward	$ 33.0	$ 31.3